Share based compensation reserve - Reserve Summary (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	€ 31.4
Reserve of share-based payments	26.2
Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	31.4	€ 13.8
Reserve of share-based payments	26.2	28.0
Share based compensation reserve | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.4	0.4
Share based compensation reserve | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reclassification of awards for settlement of tax liabilities	(3.6)	(5.3)
Share based compensation reserve | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	8.1	19.4
Share based compensation reserve | Management Award 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock Vested During Period, Value, Restricted Stock Award, Gross1	€ (10.1)	€ 0.3